Taxation (Details) - 12 months ended Dec. 31, 2025 € in Millions	EUR (€)	USD ($)
Taxation [Abstract]
VAT service percentage	7.00%
Value added tax for goods delivered and rental provided	13.00%
Value added tax for services provided	6.00%
Value added tax for construction projects	9.00%
Precentage of excess profits jurisdiction minimum rate	15.00%
Revenue (in Euro) | €	€ 750
Effective tax rate	15.00%
Unused tax losses (in Dollars) | $		$ 4,711,751